UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22048
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 76.5%

		Principal
Security		Amount	Value

Albania — 0.6%

Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,349,183

Total Albania			$4,349,183

Bermuda — 0.1%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,032,226

Total Bermuda			$1,032,226

Brazil — 5.5%

Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,607,900
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	492,263	275,643
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	12,560,169
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,162,692
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,229,538
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	385,599
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,340,608

Total Brazil			$43,562,149

Chile — 1.0%

Government of Chile, 2.10%, 9/1/15(2)	CLP	90,364,840	$184,867
Government of Chile, 3.00%, 1/1/15(2)	CLP	790,692,350	1,660,822
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	147,052
Government of Chile, 6.00%, 1/1/18	CLP	100,000,000	210,404
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	4,946,404
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	979,704

Total Chile			$8,129,253

Colombia — 4.1%

Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,533,103
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,718,221
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	14,035,809
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	1,505,691
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,859,400

Total Colombia			$32,652,224

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29(3)	USD	2,333,200	$1,843,228

Total Congo			$1,843,228

Costa Rica — 0.0%(4)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	55,016,914	$88,332
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,180,818	11,693

Total Costa Rica			$100,025

Dominican Republic — 0.7%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$983,803
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	107,000,000	2,734,602
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	67,800,000	1,739,562

Total Dominican Republic			$5,457,967

Egypt — 0.0%(4)

Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$264,183

Total Egypt			$264,183

Georgia — 0.2%

Georgia Treasury Bond, 7.40%, 4/19/14	GEL	464,000	$281,528
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	528,423
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	230,519
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	333,938
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	318,464

Total Georgia			$1,692,872

Greece — 0.0%(4)

Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	70,900	$493

Total Greece			$493

Hungary — 5.7%

Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,440,624
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,573,066
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	769,749
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,455,250
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,609,345
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,856,137
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,912,162
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,877,858
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,679,321
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	2,998,160
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,109,790

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Hungary (continued)

National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	$737,787
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,561,474
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	432,587
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	1,980,338

Total Hungary			$44,993,648

Indonesia — 9.7%

Indonesia Government, 7.00%, 5/15/27	IDR	31,377,000,000	$3,612,512
Indonesia Government, 7.375%, 9/15/16	IDR	74,748,000,000	8,894,723
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	600,484
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,794,047
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,040,203
Indonesia Government, 9.00%, 9/15/18	IDR	13,080,000,000	1,671,994
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,140,474
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,810,451
Indonesia Government, 9.50%, 7/15/31	IDR	118,958,000,000	16,656,774
Indonesia Government, 9.50%, 5/15/41	IDR	11,043,000,000	1,586,068
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	4,162,533
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,348,513
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,139,580
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,226,533
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,284,973
Indonesia Government, 10.50%, 8/15/30	IDR	30,978,000,000	4,657,823
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,693,767
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,126,977
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,510,954
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,062,666
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,676,806

Total Indonesia			$76,698,855

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	310,000	$389,337

Total Macedonia			$389,337

Malaysia — 4.6%

Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	$1,302,347
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,076,742
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,365,440
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,678,229
Malaysia Government, 4.16%, 7/15/21	MYR	26,063,000	9,037,858
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,444,341
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,313,843
Malaysia Government, 4.392%, 4/15/26	MYR	4,047,000	1,418,155
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,222,460
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,545,421

Total Malaysia			$36,404,836

Mexico — 4.5%

Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,731,889
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,492,862
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	813,432
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	5,007,062
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,833,857
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	611,140
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,464,232
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,133,645
Mexican Bonos, 9.00%, 6/20/13	MXN	34,900,000	2,810,784
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,976,596
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,412,632
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	5,624,993

Total Mexico			$35,913,124

Peru — 2.4%

Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,006,968
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,148,632
Republic of Peru, 6.90%, 8/12/37(3)	PEN	4,730,000	2,012,234
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	843,905
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	798,229
Republic of Peru, 7.84%, 8/12/20(3)	PEN	15,334,000	6,868,709
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,758,230
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,397,299
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	776,090

Total Peru			$18,610,296

Philippines — 0.9%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,401,480
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,733,615

Total Philippines			$7,135,095

Poland — 0.5%

Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,150,949
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,759,727
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	964,851

Total Poland			$3,875,527

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Romania — 0.3%

Romania Government International Bond, 6.75%, 2/7/22(1)	USD	2,600,000	$2,737,041

Total Romania			$2,737,041

Russia — 8.0%

Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$22,469,562
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	250,000,000	8,916,493
Russia Government Bond, 7.00%, 6/3/15	RUB	240,063,000	8,189,532
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	15,429,021
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,336,273
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,542,704
Russia Government Bond, 7.60%, 4/14/21	RUB	70,000,000	2,372,025

Total Russia			$63,255,610

Serbia — 2.8%

Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,651,276
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,581,447
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,433,078
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350,000	285,762
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,509,729
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,658,806
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	732,912
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	223,589
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,167,409

Total Serbia			$22,244,008

South Africa — 6.8%

Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,442,347	$900,497
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,562,666	886,211
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	34,463,705	4,805,992
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	3,119,589	549,806
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	6,180,271
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,548,366
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,157,239
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	4,099,418
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,574,983
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,640,646
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,132,477
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,672,267
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	12,608,638

Total South Africa			$53,756,811

Sri Lanka — 0.4%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$971,375
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	390,000	398,775
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	44,271,000	334,205
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	170,340,000	1,284,486

Total Sri Lanka			$2,988,841

Supranational — 0.0%(4)

European Financial Stability Facility, 0.40%, 3/12/13	EUR	16,870	$22,293
European Financial Stability Facility, 1.00%, 3/12/14(3)	EUR	16,870	22,349

Total Supranational			$44,642

Thailand — 4.0%

Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,843,213
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,391,119
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,005,321
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,470,769
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,536,012
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,098,892
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,050,165
Kingdom of Thailand, 5.125%, 3/13/18	THB	9,053,000	315,648
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,270,536
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,586,085

Total Thailand			$31,567,760

Turkey — 12.0%

Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,582,627
Turkey Government Bond, 0.00%, 11/7/12	TRY	14,062,700	7,628,249
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	12,923,924
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,724,407	6,375,106
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,744,400
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,899,559
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,407,004
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,760,631
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	13,863,288
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,707,261
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,569,061
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,039,907
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	821,287

Total Turkey			$95,322,304

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Uruguay — 0.2%

Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$354,104
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	263,198
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	1,905,866	93,590
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	17,601,304	1,005,280

Total Uruguay			$1,716,172

Venezuela — 1.2%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	6,137,000	$4,418,640
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	1,368,100	1,166,305
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	3,537,000	3,519,315

Total Venezuela			$9,104,260

Total Foreign Government Bonds
(identified cost $611,118,508)			$605,841,970

Mortgage Pass-Throughs — 1.5%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032		$2,627,267	$3,158,682
7.50%, with maturity at 2034		599,443	733,881

			$3,892,563

Federal National Mortgage Association:
2.474%, with maturity at 2035(7)		$1,474,189	$1,538,549
4.221%, with maturity at 2035(7)		1,149,539	1,250,482
6.50%, with various maturities to 2033		2,370,607	2,794,355
7.00%, with maturity at 2033		1,079,128	1,282,868
8.50%, with maturity at 2032		921,457	1,124,275

			$7,990,529

Total Mortgage Pass-Throughs
(identified cost $11,144,999)			$11,883,092

U.S. Government Agency Obligations — 0.4%

		Principal
Security		Amount	Value

Federal Home Loan Bank, 5.25%, 12/9/22		$2,700,000	$3,432,731

Total U.S. Government Agency Obligations
(identified cost $3,257,346)			$3,432,731

Precious Metals — 1.0%

Description		Troy Ounces	Value

Platinum(8)		4,784	$7,496,958

Total Precious Metals
(identified cost $8,395,923)			$7,496,958

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

AUD Put Option	AUD	3,540	AUD	1.00	8/8/12	$41,514
AUD Put Option	AUD	1,120	AUD	1.00	8/8/12	13,135
AUD Put Option	AUD	1,120	AUD	1.00	8/8/12	13,134
AUD Put Option	AUD	4,950	AUD	1.00	8/8/12	58,049
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	0

Total Currency Options Purchased
(identified cost $546,221)						$125,832

Put Options Purchased — 0.0%(4)

	Number of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

KOSPI 200 Index		28,650	KRW	200	10/11/12	$27,491

Total Put Options Purchased
(identified cost $330,001)						$27,491

Short-Term Investments — 21.0%

Foreign Government Securities — 12.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 1.2%

Croatia Treasury Bill, 0.00%, 5/10/12	EUR	180	$238,079
Croatia Treasury Bill, 0.00%, 5/17/12	EUR	380	502,313
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	692	913,818
Croatia Treasury Bill, 0.00%, 6/14/12	EUR	1,856	2,447,440
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	361	475,335
Croatia Treasury Bill, 0.00%, 7/5/12	EUR	340	447,342
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	493,248
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	224,369
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	546,842
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	527,657

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia (continued)

Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	$289,274
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	231,044
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	498,286
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	591,790
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	496,526
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	409,000

Total Croatia			$9,332,363

Georgia — 0.1%

Georgia Treasury Bill, 0.00%, 5/17/12	GEL	600	$366,302
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	253	151,150

Total Georgia			$517,452

Hong Kong — 1.7%

Hong Kong Treasury Bill, 0.00%, 5/9/12	HKD	68,000	$8,764,338
Hong Kong Treasury Bill, 0.00%, 5/30/12	HKD	3,500	451,087
Hong Kong Treasury Bill, 0.00%, 7/18/12	HKD	9,500	1,224,162
Hong Kong Treasury Bill, 0.00%, 7/25/12	HKD	22,500	2,899,203

Total Hong Kong			$13,338,790

Nigeria — 3.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	123,000	$736,429
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	294,000	1,749,538
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	58,000	339,142
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	262,000	1,498,587
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	700,400	3,956,737
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	4,604,221
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,027,020	11,263,842

Total Nigeria			$24,148,496

Philippines — 0.3%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	3,170	$75,079
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	11,080	262,208
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	103,640	2,449,992

Total Philippines			$2,787,279

Romania — 0.8%

Romania Treasury Bill, 0.00%, 5/2/12	RON	2,740	$817,251
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	699,756
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	644,666
Romania Treasury Bill, 0.00%, 9/5/12	RON	14,530	4,263,108

Total Romania			$6,424,781

Serbia — 2.7%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	$12,776,131
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,290,932
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300,000	6,552,135
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470,000	110,438

Total Serbia			$21,729,636

Slovakia — 0.5%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	2,900	$3,832,973

Total Slovakia			$3,832,973

South Korea — 0.5%

Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	979,930	$866,624
Korea Monetary Stabilization Bond, 0.00%, 5/15/12	KRW	2,000,280	1,767,788
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	526,920	465,396
Korea Monetary Stabilization Bond, 0.00%, 5/29/12	KRW	649,740	573,476
Korea Monetary Stabilization Bond, 0.00%, 7/3/12	KRW	670,100	589,461

Total South Korea			$4,262,745

Sri Lanka — 0.7%

Sri Lanka Treasury Bill, 0.00%, 6/22/12	LKR	201,750	$1,532,108
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	459,525
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	165,102
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	231,330	1,703,345
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	128,970	948,483
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	51,560	376,669
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920,000	132,576

Total Sri Lanka			$5,317,808

Supranational — 0.0%(4)

European Financial Stability Facility, 0.00%, 9/12/12	EUR	7	$9,323

Total Supranational			$9,323

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Uruguay — 0.8%

Monetary Regulation Bill, 0.00%, 5/8/12	UYU	5,100	$257,837
Monetary Regulation Bill, 0.00%, 6/6/12	UYU	10,225	513,502
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	17,820	889,544
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	2,505	123,853
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,412,079
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	360,868
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	697,176
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	178,087
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	15,933	796,545

Total Uruguay			$6,229,491

Total Foreign Government Securities
(identified cost $102,376,934)			$97,931,137

U.S. Treasury Obligations — 1.8%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12(9)		$12,404	$12,403,504
U.S. Treasury Bill, 0.00%, 10/11/12(9)		2,000	1,998,824

Total U.S. Treasury Obligations
(identified cost $14,402,351)			$14,402,328

Repurchase Agreements — 3.2%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/3/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 906,168, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,200,600.	EUR	906	$1,199,405
Dated 4/17/12 with a maturity date of 5/18/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $2,051,222, collateralized by $2,183,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $2,120,542.	USD	2,052	2,052,020
Dated 4/30/12 with a maturity date of 6/4/12, an interest rate of 0.05% and repurchase proceeds of EUR 5,981,633, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $7,896,373.	EUR	5,981	7,917,548
Barclays Bank PLC:
Dated 4/23/12 with a maturity date of 5/28/12, an interest rate of 0.05% and repurchase proceeds of EUR 2,326,362, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,155,755.	EUR	2,326	3,079,268
Citibank NA:
Dated 4/18/12 with a maturity date of 5/23/12, an interest rate of 0.05% and repurchase proceeds of EUR 4,868,343, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,538,441.	EUR	4,868	6,443,985
Nomura International PLC:
Dated 3/28/12 with a maturity date of 5/30/12, an interest rate of 0.10% and repurchase proceeds of EUR 3,334,375, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,478,510.	EUR	3,334	4,412,966

Total Repurchase Agreements
(identified cost $25,053,721)			$25,105,192

Other — 3.7%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(10)		$29,161	$29,160,579

Total Other
(identified cost $29,160,579)			$29,160,579

Total Short-Term Investments
(identified cost $170,993,585)			$166,599,236

Total Investments — 100.4%
(identified cost $805,786,583)			$795,407,310

Other Assets, Less Liabilities — (0.4)%			$(2,800,528)

Net Assets — 100.0%			$792,606,782

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EGP	- Egyptian Pound
EUR	- Euro
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
RUB	- Russian Ruble
THB	- Thai Baht
TRY	- New Turkish Lira
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $29,465,158 or 3.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(8)	Non-income producing.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short — (3.2)%

Foreign Government Bonds — (3.2)%

	Principal
	Amount
Security	(000’s omitted)		Value

Belarus — (0.3)%

Republic of Belarus, 8.75%, 8/3/15(3)	USD	(2,183)	$(2,073,850)

Total Belarus			$(2,073,850)

Belgium — (0.6)%

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,387,512)

Total Belgium			$(4,387,512)

France — (2.3)%

Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,891,938)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,179,915)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(9,510,280)

Total France			$(18,582,133)

Total Foreign Government Bonds
(proceeds $25,557,604)			$(25,043,495)

Total Securities Sold Short
(proceeds $25,557,604)			$(25,043,495)

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $768,230,081)	$758,749,773
Affiliated investment, at value (identified cost, $29,160,579)	29,160,579
Precious metals, at value (identified cost, $8,395,923)	7,496,958

Total Investments, at value (identified cost, $805,786,583)	$795,407,310

Cash	$1,156,626
Foreign currency, at value (identified cost, $1,168,713)	1,166,850
Interest receivable	10,834,975
Interest receivable from affiliated investment	2,032
Receivable for investments sold	8,188,079
Receivable for open forward foreign currency exchange contracts	3,254,162
Receivable for closed forward foreign currency exchange contracts	677,856
Receivable for open swap contracts	8,418,890
Receivable for closed swap contracts	49,432
Receivable for closed options	79,270
Premium paid on open swap contracts	3,496,480

Total assets	$832,731,962

Liabilities

Payable for investments purchased	$7,939,293
Payable for variation margin on open futures contracts	35,056
Payable for open forward foreign currency exchange contracts	2,834,223
Payable for closed forward foreign currency exchange contracts	1,377,674
Payable for open swap contracts	1,619,180
Premium received on open swap contracts	253,053
Payable for securities sold short, at value (proceeds, $25,557,604)	25,043,495
Payable to affiliates:
Investment adviser fee	417,933
Trustees’ fees	2,499
Interest payable	352,237
Accrued expenses	250,537

Total liabilities	$40,125,180

Net Assets applicable to investors’ interest in Portfolio	$792,606,782

Sources of Net Assets

Investors’ capital	$795,526,483
Net unrealized depreciation	(2,919,701)

Total	$792,606,782

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $493,376)	$24,617,793
Interest allocated from affiliated investment	13,346
Expenses allocated from affiliated investment	(2,218)

Total investment income	$24,628,921

Expenses

Investment adviser fee	$2,480,161
Trustees’ fees and expenses	15,477
Custodian fee	523,444
Legal and accounting services	75,625
Interest expense and fees	9,513
Interest expense on securities sold short	534,499
Miscellaneous	15,795

Total expenses	$3,654,514

Deduct —
Reduction of custodian fee	$97

Total expense reductions	$97

Net expenses	$3,654,417

Net investment income	$20,974,504

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including a gain of $614,608 from precious metals)	$(6,437,108)
Investment transactions allocated from affiliated investment	272
Securities sold short	205,042
Futures contracts	508,249
Swap contracts	1,153,391
Forward commodity contracts	(414,003)
Foreign currency and forward foreign currency exchange contract transactions	5,490,449

Net realized gain	$506,292

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $1,066,509 from precious metals)	$6,902,608
Securities sold short	(103,086)
Futures contracts	(87,172)
Swap contracts	442,431
Forward commodity contracts	705,490
Foreign currency and forward foreign currency exchange contracts	1,047,436

Net change in unrealized appreciation (depreciation)	$8,907,707

Net realized and unrealized gain	$9,413,999

Net increase in net assets from operations	$30,388,503

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$20,974,504	$33,035,889
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	506,292	(12,441,570)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	8,907,707	(30,104,043)

Net increase (decrease) in net assets from operations	$30,388,503	$(9,509,724)

Capital transactions —
Contributions	$62,954,732	$495,269,928
Withdrawals	(104,122,867)	(83,021,660)

Net increase (decrease) in net assets from capital transactions	$(41,168,135)	$412,248,268

Net increase (decrease) in net assets	$(10,779,632)	$402,738,544

Net Assets

At beginning of period	$803,386,414	$400,647,870

At end of period	$792,606,782	$803,386,414

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012							Period Ended
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96	%(3)(4)	0.92	%(4)	0.93%	0.91%	0.96%	1.13	%(3)
Net investment income	5.50	%(3)	4.90%		5.30%	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	10	%(5)	16%		17%	26%	38%	2	%(5)

Total Return	4.42	%(5)	0.13%		19.03%	30.48%	(13.13)%	10.48	%(5)

Net assets, end of period (000’s omitted)	$792,607		$803,386		$400,648	$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense primarily on securities sold short of 0.14% and 0.08% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 78.3%, 17.9%, 3.3% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $37,513,838 or 4.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

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Notes to Consolidated Financial Statements (Unaudited) — continued

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements  — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement.

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $2,480,161 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$75,298,271	$55,856,866
U.S. Government and Agency Securities	—	5,726,085

	$75,298,271	$61,582,951

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Notes to Consolidated Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,872,023

Gross unrealized appreciation	$22,601,928
Gross unrealized depreciation	(39,066,641)

Net unrealized depreciation	$(16,464,713)

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/12	Euro 630,941	United States Dollar 834,735	Australia and New Zealand Banking Group Limited	$(442)
5/2/12	Romanian Leu 2,740,000	Euro 624,444	Goldman Sachs International	9,216
5/7/12	Euro 1,570,000	United States Dollar 2,093,838	Bank of America	15,597
5/7/12	New Taiwan Dollar 99,588,000	United States Dollar 3,373,806	Barclays Bank PLC	(37,772)
5/7/12	New Taiwan Dollar 29,690,000	United States Dollar 1,010,208	Nomura International PLC	(6,880)
5/9/12	New Turkish Lira 2,145,665	United States Dollar 1,195,279	Deutsche Bank	(24,595)
5/9/12	Romanian Leu 5,563,046	Euro 1,260,518	Goldman Sachs International	9,970
5/10/12	Euro 180,000	United States Dollar 238,683	Standard Chartered Bank	410
5/11/12	Euro 1,339,874	Polish Zloty 5,610,723	Standard Chartered Bank	4,320
5/14/12	Euro 5,180,158	United States Dollar 6,791,705	State Street Bank and Trust Co.	(65,557)
5/16/12	Euro 474,027	Polish Zloty 1,982,800	Citibank NA	482
5/17/12	Euro 380,000	United States Dollar 499,426	Standard Chartered Bank	(3,606)
5/18/12	Euro 21,078,398	United States Dollar 27,647,226	Australia and New Zealand Banking Group Limited	(255,838)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/18/12	Euro 21,881,570	United States Dollar 28,695,490	Bank of America	$(270,791)
5/23/12	Euro 340,000	Croatian Kuna 2,556,630	Barclays Bank PLC	1,196
5/23/12	Euro 560,000	Croatian Kuna 4,210,640	Citibank NA	1,921
5/23/12	Euro 310,000	Croatian Kuna 2,331,324	Credit Suisse International	1,140
5/29/12	Euro 2,360,000	United States Dollar 3,113,123	Goldman Sachs International	(11,116)
5/31/12	Euro 2,923,849	Norwegian Krone 22,382,941	Barclays Bank PLC	36,194
5/31/12	Euro 2,926,142	Norwegian Krone 22,382,941	Standard Chartered Bank	33,158
5/31/12	Euro 692,000	United States Dollar 924,882	Standard Chartered Bank	8,785
5/31/12	Swiss Franc 7,130,000	Euro 5,935,237	Australia and New Zealand Banking Group Limited	(493)
6/4/12	New Taiwan Dollar 43,503,000	United States Dollar 1,472,930	Australia and New Zealand Banking Group Limited	(23,561)
6/4/12	New Taiwan Dollar 39,390,000	United States Dollar 1,333,672	Barclays Bank PLC	(21,333)
6/4/12	New Taiwan Dollar 34,950,000	United States Dollar 1,183,222	Citibank NA	(19,049)
6/4/12	New Taiwan Dollar 39,062,000	United States Dollar 1,322,432	JPMorgan Chase Bank	(21,290)
6/8/12	Croatian Kuna 9,264,030	Euro 1,203,433	Citibank NA	(41,521)
6/8/12	Euro 837,898	Croatian Kuna 6,313,140	Credit Suisse International	4,735
6/14/12	Euro 1,856,000	United States Dollar 2,422,804	Deutsche Bank	(34,422)
6/15/12	South African Rand 774,936	United States Dollar 101,246	Deutsche Bank	2,179
6/18/12	Euro 606,229	Croatian Kuna 4,537,036	Deutsche Bank	(2,333)
6/19/12	New Taiwan Dollar 77,472,000	United States Dollar 2,626,481	Australia and New Zealand Banking Group Limited	(40,670)
6/19/12	New Taiwan Dollar 38,800,000	United States Dollar 1,315,210	Citibank NA	(20,569)
6/19/12	New Taiwan Dollar 32,017,000	United States Dollar 1,085,359	Credit Suisse International	(16,900)
6/25/12	Euro 19,643,980	Polish Zloty 82,989,923	HSBC Bank USA	160,510
6/25/12	Euro 2,986,481	Swedish Krona 26,486,800	Standard Chartered Bank	(21,775)

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/25/12	New Taiwan Dollar 48,517,000	United States Dollar 1,646,821	JPMorgan Chase Bank	$(24,023)
6/25/12	New Taiwan Dollar 51,068,000	United States Dollar 1,733,116	Nomura International PLC	(25,580)
6/25/12	New Taiwan Dollar 47,349,000	United States Dollar 1,607,176	Standard Chartered Bank	(23,445)
6/28/12	Euro 361,000	United States Dollar 482,289	Deutsche Bank	4,310
7/5/12	Euro 340,000	United States Dollar 451,938	Barclays Bank PLC	1,743
7/11/12	Euro 2,900,000	United States Dollar 3,904,415	Deutsche Bank	64,328
7/13/12	Japanese Yen 659,000,000	United States Dollar 8,155,133	Goldman Sachs International	(104,451)
7/13/12	Sri Lankan Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	80,133
10/9/12	Croatian Kuna 2,950,740	Euro 381,973	Credit Suisse International	(10,553)
10/23/12	Croatian Kuna 7,734,000	Euro 996,393	Barclays Bank PLC	(32,454)
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	11,875
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	5,679
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	6,584
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	(9,172)
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	(2,458)
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	185
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	4,430
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	9,136
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	(9,295)
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	3,772
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	2,713

				$(697,243)

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/9/12	Philippine Peso 73,370,000	United States Dollar 1,731,323	Credit Suisse International	$6,518
5/9/12	South African Rand 118,206,374	United States Dollar 15,018,534	Standard Bank	174,727
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(4,110)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	(140,578)
5/14/12	Chilean Peso 272,965,000	United States Dollar 558,553	State Street Bank and Trust Co.	3,357
5/14/12	Indian Rupee 115,025,000	United States Dollar 2,226,470	Australia and New Zealand Banking Group Limited	(48,308)
5/14/12	Indian Rupee 34,409,000	United States Dollar 670,828	Barclays Bank PLC	(19,245)
5/14/12	Indian Rupee 38,031,000	United States Dollar 741,297	Credit Suisse International	(21,126)
5/14/12	Mexican Peso 30,000,000	United States Dollar 2,334,695	Citibank NA	(34,031)
5/14/12	Mexican Peso 574,469,360	United States Dollar 44,775,476	HSBC Bank USA	(720,122)
5/14/12	Philippine Peso 73,740,000	United States Dollar 1,724,832	Barclays Bank PLC	21,805
5/14/12	Philippine Peso 44,000,000	United States Dollar 1,024,924	BNP Paribas SA	17,278
5/14/12	Philippine Peso 43,600,000	United States Dollar 1,015,843	JPMorgan Chase Bank	16,885
5/14/12	Singapore Dollar 11,184,000	United States Dollar 8,880,631	Standard Chartered Bank	157,045
5/14/12	Yuan Renminbi 13,469,000	United States Dollar 2,133,365	Australia and New Zealand Banking Group Limited	3,122
5/14/12	Yuan Renminbi 11,540,000	United States Dollar 1,828,553	Barclays Bank PLC	1,951
5/14/12	Yuan Renminbi 15,511,100	United States Dollar 2,460,517	Deutsche Bank	(106)
5/14/12	Yuan Renminbi 12,690,900	United States Dollar 2,012,831	Goldman Sachs International	232
5/15/12	Philippine Peso 51,120,000	United States Dollar 1,197,050	Deutsche Bank	13,805
5/16/12	Philippine Peso 38,235,000	United States Dollar 896,483	Australia and New Zealand Banking Group Limited	9,174
5/16/12	Philippine Peso 38,235,000	United States Dollar 896,483	Barclays Bank PLC	9,174
5/16/12	Russian Ruble 72,900,000	United States Dollar 2,449,185	Goldman Sachs International	26,763
5/16/12	Russian Ruble 142,494,000	United States Dollar 4,787,461	State Street Bank and Trust Co.	52,151

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/21/12	Hungarian Forint 1,412,078,885	United States Dollar 6,209,533	Citibank NA	$290,783
5/29/12	South Korean Won 1,112,902,000	United States Dollar 973,072	Australia and New Zealand Banking Group Limited	10,010
5/29/12	South Korean Won 1,086,756,000	United States Dollar 950,128	HSBC Bank USA	9,858
5/31/12	Indian Rupee 104,475,000	United States Dollar 2,014,267	Barclays Bank PLC	(42,134)
5/31/12	Indian Rupee 89,681,000	United States Dollar 1,729,040	HSBC Bank USA	(36,167)
5/31/12	Indian Rupee 100,232,000	United States Dollar 1,932,090	Nomura International PLC	(40,050)
6/4/12	Brazilian Real 61,024,000	United States Dollar 32,177,168	State Street Bank and Trust Co.	(375,616)
6/4/12	Colombian Peso 1,178,600,000	United States Dollar 664,374	State Street Bank and Trust Co.	1,471
6/11/12	Mexican Peso 103,029,439	United States Dollar 8,035,991	Standard Chartered Bank	(155,610)
6/11/12	South Korean Won 2,600,289,000	United States Dollar 2,286,370	Australia and New Zealand Banking Group Limited	9,030
6/11/12	South Korean Won 2,352,711,000	United States Dollar 2,068,408	BNP Paribas SA	8,443
6/12/12	Yuan Renminbi 14,680,000	United States Dollar 2,321,316	Australia and New Zealand Banking Group Limited	4,203
6/12/12	Yuan Renminbi 3,283,000	United States Dollar 518,437	Barclays Bank PLC	1,637
6/12/12	Yuan Renminbi 16,534,000	United States Dollar 2,614,898	Deutsche Bank	4,320
6/18/12	Yuan Renminbi 780,000	United States Dollar 123,702	Citibank NA	43
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs International	16,459
6/18/12	Yuan Renminbi 15,300,000	United States Dollar 2,423,340	Standard Chartered Bank	3,956
6/19/12	South Korean Won 946,055,000	United States Dollar 828,383	Barclays Bank PLC	6,471
6/19/12	South Korean Won 995,577,000	United States Dollar 871,555	Citibank NA	7,000
6/19/12	South Korean Won 945,794,000	United States Dollar 828,082	Nomura International PLC	6,541
6/25/12	Philippine Peso 51,300,000	United States Dollar 1,199,116	Australia and New Zealand Banking Group Limited	15,050
6/25/12	Polish Zloty 168,278,112	United States Dollar 52,280,822	Citibank NA	782,950
6/27/12	South Korean Won 1,227,435,000	United States Dollar 1,072,417	Bank of America	10,387

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/27/12	South Korean Won 972,081,000	United States Dollar 848,942	JPMorgan Chase Bank	$8,597
6/29/12	Yuan Renminbi 3,185,000	United States Dollar 504,195	Barclays Bank PLC	761
6/29/12	Yuan Renminbi 3,356,350	United States Dollar 531,362	Nomura International PLC	760
7/19/12	Thai Baht 251,158,000	United States Dollar 8,112,339	Nomura International PLC	15,572
7/20/12	Malaysian Ringgit 189,651,000	United States Dollar 61,588,998	Australia and New Zealand Banking Group Limited	791,235
7/25/12	Ugandan Shilling 795,760,000	United States Dollar 244,038	Standard Chartered Bank	59,009
8/7/12	Ugandan Shilling 726,570,800	United States Dollar 245,132	Standard Chartered Bank	30,374
10/25/12	Ugandan Shilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	50,801
10/29/12	Ugandan Shilling 843,108,000	United States Dollar 270,270	Citibank NA	39,566
10/29/12	Ugandan Shilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	42,933
10/31/12	Ugandan Shilling 622,159,200	United States Dollar 201,216	Standard Bank	27,254
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(15,076)

				$1,117,182

Futures Contracts
Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation

6/12	43 Euro-Bobl	Short	$(7,122,432)	$(7,131,965)	$(9,533)
6/12	16 Euro-Schatz	Short	(2,338,561)	(2,342,420)	(3,859)
6/12	8 Japan 10-Year Bond	Short	(14,269,539)	(14,340,681)	(71,142)
6/12	81 U.S. 10-Year Treasury Note	Short	(10,639,078)	(10,714,781)	(75,703)
6/12	36 U.S. 30-Year Treasury Bond	Short	(5,125,781)	(5,143,500)	(17,719)
7/12	22 Platinum	Long	1,859,823	1,729,090	(130,733)

					$(308,689)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	MXN 26,000	Pays	Mexican Interbank Deposit Rate	6.46%	9/24/20	$37,466
Bank of America	PLN 10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	74,267
Bank of America	PLN 3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	23,765
Bank of America	PLN 8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	175,003
Barclays Bank PLC	MXN 48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	224,493
Barclays Bank PLC	MYR 26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	29,108
Barclays Bank PLC	MYR 18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	69,879
Barclays Bank PLC	MYR 21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	149,157
Barclays Bank PLC	MYR 10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	84,640
Barclays Bank PLC	PLN 8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	100,431
Barclays Bank PLC	PLN 14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	118,818
Barclays Bank PLC	PLN 24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	50,574
Barclays Bank PLC	PLN 2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	37,541
Barclays Bank PLC	THB 143,000	Pays	6-month THBFIX	3.34	2/16/15	8,509
Barclays Bank PLC	THB 149,550	Pays	6-month THBFIX	3.21	10/4/20	(254,790)
Barclays Bank PLC	ZAR 53,700	Pays	3-month JIBAR	7.41	9/24/20	24,716
Citibank NA	MXN 50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	213,049
Citibank NA	MXN 48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	168,214
Citibank NA	MYR 37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	34,803
Citibank NA	THB 69,000	Pays	6-month THBFIX	3.40	1/14/15	9,124
Credit Suisse International	MXN 42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	113,892
Credit Suisse International	MXN 45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	78,587
Credit Suisse International	MXN 41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	35,848
Credit Suisse International	PLN 10,000	Pays	6-month PLN WIBOR	5.17	6/15/12	88,881
Deutsche Bank	BRL 19,700	Pays	Brazilian Interbank Deposit Rate	10.02	7/1/15	137,516
Deutsche Bank	MXN 85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	271,446
Deutsche Bank	MYR 10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	163,107
Deutsche Bank	PLN 5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	(3,650)
Deutsche Bank	PLN 3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	6,851
Deutsche Bank	PLN 13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	10,817
Goldman Sachs International	PLN 17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	249,205
Goldman Sachs International	PLN 11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	249,793
Goldman Sachs International	ZAR 31,560	Pays	3-month JIBAR	8.07	7/7/21	167,496
HSBC Bank USA	MXN 44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	247,183
HSBC Bank USA	THB 262,000	Pays	6-month THBFIX	2.67	10/21/15	(208,808)
HSBC Bank USA	THB 94,300	Pays	6-month THBFIX	3.26	8/19/20	(142,517)
HSBC Bank USA	THB 159,000	Pays	6-month THBFIX	3.50	11/25/20	(149,227)
JPMorgan Chase Bank	BRL 41,183	Pays	Brazilian Interbank Deposit Rate	9.63	1/2/14	294,397
JPMorgan Chase Bank	MXN 50,500	Pays	Mexican Interbank Deposit Rate	5.31	9/19/12	9,810
JPMorgan Chase Bank	MYR 27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	3,889
JPMorgan Chase Bank	MYR 4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	74,006

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

JPMorgan Chase Bank	PLN 16,600	Pays	6-month PLN WIBOR	4.75%	10/11/13	$100,908
JPMorgan Chase Bank	PLN 31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	13,018
JPMorgan Chase Bank	PLN 16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	116,355
JPMorgan Chase Bank	PLN 9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	63,757
JPMorgan Chase Bank	PLN 15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	212,048
JPMorgan Chase Bank	THB 108,000	Pays	6-month THBFIX	3.22	10/21/20	(179,988)
JPMorgan Chase Bank	ZAR 36,500	Pays	3-month JIBAR	9.05	10/12/15	397,094
Morgan Stanley & Co. International PLC	MXN 118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	(19,815)
Morgan Stanley & Co. International PLC	MXN 29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	128,960
Morgan Stanley & Co. International PLC	PLN 32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	207,491
Standard Bank	ZAR 62,500	Pays	3-month JIBAR	7.98	5/20/19	382,367
Standard Bank	ZAR 22,000	Pays	3-month JIBAR	7.93	6/2/21	96,944
Standard Chartered Bank	BRL 19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	405,926

						$5,002,354

BRL - Brazilian Real
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
THB - Thai Baht
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.91%	$33,728	$(15,840)	$17,888
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.91	5,169	(5,702)	(533)
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.91	10,338	(11,074)	(736)
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.91	4,539	(6,603)	(2,064)
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.91	4,725	(7,102)	(2,377)
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	4.91	5,618	(2,638)	2,980
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	4.91	2,578	(2,024)	554
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	4.91	4,992	(5,521)	(529)
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	4.91	5,189	(5,740)	(551)
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	4.91	10,202	(10,492)	(290)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.91	4,543	(5,022)	(479)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.91	4,992	(5,521)	(529)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.91	4,726	(7,103)	(2,377)
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.24	(3,867)	3,229	(638)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.24	(5,709)	4,548	(1,161)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.24	(4,162)	3,891	(271)

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

South Africa	Barclays Bank PLC	$750	1.00	%(1)	12/20/15	1.24%	$(5,525)	$5,122	$(403)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.24	(6,188)	12,877	6,689
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.24	(5,819)	5,931	112
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.24	(5,709)	5,345	(364)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.18	(2,413)	8,083	5,670
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.24	(4,493)	4,202	(291)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.24	(6,040)	6,156	116
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.24	(6,004)	5,892	(112)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.18	(7,238)	14,769	7,531

							$38,172	$(10,337)	$27,835

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$2,320	$—	$2,320
Austria	Barclays Bank PLC	200	1.42		3/20/14	(1,927)	—	(1,927)
Brazil	Bank of America	350	1.00	(1)	6/20/20	12,543	(10,444)	2,099
Brazil	Bank of America	825	1.00	(1)	6/20/20	29,568	(31,064)	(1,496)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	115,421	(79,859)	35,562
Brazil	Bank of America	883	1.00	(1)	12/20/20	35,141	(28,429)	6,712
Brazil	Bank of America	387	1.00	(1)	12/20/20	15,402	(12,187)	3,215
Brazil	Bank of America	120	1.00	(1)	12/20/20	4,776	(3,615)	1,161
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(6,720)	—	(6,720)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	30,644	(25,369)	5,275
Brazil	Citibank NA	190	1.00	(1)	12/20/20	7,562	(5,791)	1,771
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	63,676	(32,879)	30,797
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	7,562	(6,460)	1,102
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	6,368	(4,877)	1,491
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	31,840	(20,533)	11,307
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	5,970	(4,572)	1,398
China	Bank of America	1,000	1.00	(1)	3/20/17	2,586	(29,185)	(26,599)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	4,262	(43,770)	(39,508)
China	Deutsche Bank	703	1.00	(1)	3/20/17	1,818	(17,745)	(15,927)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	3,603	(35,161)	(31,558)
Colombia	Bank of America	950	1.00	(1)	9/20/21	31,222	(40,056)	(8,834)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	24,322	(30,654)	(6,332)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	69,017	(85,043)	(16,026)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	36,152	(46,381)	(10,229)
Egypt	Bank of America	550	1.00	(1)	9/20/15	76,810	(17,847)	58,963
Egypt	Citibank NA	650	1.00	(1)	12/20/15	97,741	(31,824)	65,917

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Egypt	Citibank NA	$100	1.00	%(1)	6/20/20	$29,729	$(9,023)	$20,706
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	163,152	(53,126)	110,026
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	56,389	(17,201)	39,188
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	32,132	(6,323)	25,809
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	17,457	(5,204)	12,253
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	210,518	(51,427)	159,091
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	139,844	(41,421)	98,423
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	29,729	(9,078)	20,651
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,864	(4,533)	10,331
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	30,025	(29,507)	518
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	85,845	(86,982)	(1,137)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	85,845	(88,006)	(2,161)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	14,027	(8,124)	5,903
Lebanon	Citibank NA	250	3.30		9/20/14	1,854	—	1,854
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	14,027	(8,247)	5,780
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	10,521	(5,971)	4,550
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	7,014	(4,062)	2,952
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	23,319	(12,218)	11,101
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	7,773	(4,096)	3,677
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	102,236	(62,003)	40,233
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	85,879	(54,593)	31,286
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	35,783	(21,653)	14,130
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	7,773	(3,782)	3,991
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	116,549	(73,398)	43,151
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	88,434	(55,922)	32,512
Philippines	Bank of America	700	1.00	(1)	12/20/15	1,655	(11,047)	(9,392)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,903)	—	(2,903)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(652)	(2,381)	(3,033)
Philippines	Citibank NA	200	1.84		12/20/14	(5,752)	—	(5,752)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(688)	(2,733)	(3,421)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(282)	(10,531)	(10,813)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(652)	(2,381)	(3,033)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	25,291	(66,486)	(41,195)
South Africa	Bank of America	300	1.00	(1)	12/20/19	16,224	(10,630)	5,594
South Africa	Bank of America	775	1.00	(1)	12/20/20	49,756	(25,792)	23,964
South Africa	Bank of America	525	1.00	(1)	12/20/20	33,704	(19,165)	14,539
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	16,224	(12,288)	3,936
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,665	(3,151)	2,514
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,149	(26,357)	21,792
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,274	(18,733)	17,541
South Africa	Citibank NA	150	1.00	(1)	12/20/19	8,112	(6,985)	1,127
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,665	(4,918)	747
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,665	(3,456)	2,209
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,666	(4,205)	1,461
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	49,756	(27,422)	22,334

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Credit Suisse International	$790	1.00	%(1)	12/20/20	$50,717	$(29,375)	$21,342
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	53,929	(38,388)	15,541
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	30,874	(23,853)	7,021
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	39,163	(21,078)	18,085
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	52,324	(28,731)	23,593
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	52,643	(29,376)	23,267
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,408	(4,856)	552
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,408	(5,828)	(420)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,665	(3,395)	2,270
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,665	(3,517)	2,148
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,666	(4,860)	806
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	35,468	(13,672)	21,796
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	150,943	(61,556)	89,387
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	148,786	(61,819)	86,967
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	64,696	(26,478)	38,218
Spain	Citibank NA	300	1.00	(1)	3/20/20	61,651	(6,486)	55,165
Spain	Citibank NA	300	1.00	(1)	3/20/20	61,651	(13,358)	48,293
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	61,651	(6,125)	55,526
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	61,651	(13,358)	48,293
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	114,933	(31,707)	83,226
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	704,108	(250,866)	453,242
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	144,473	(60,027)	84,446
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	40,990	(16,137)	24,853
Thailand	Barclays Bank PLC	400	0.97		9/20/19	15,029	—	15,029
Thailand	Citibank NA	400	0.86		12/20/14	(1,114)	—	(1,114)
Thailand	Citibank NA	200	0.95		9/20/19	7,786	—	7,786
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	2,048	(9,721)	(7,673)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(612)	—	(612)
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	6,698	(6,211)	487
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	6,698	(6,065)	633
Venezuela	Barclays Bank PLC	300	5.00	(1)	12/20/21	41,661	(75,879)	(34,218)
Venezuela	Barclays Bank PLC	400	5.00	(1)	12/20/21	55,548	(99,316)	(43,768)
Venezuela	Barclays Bank PLC	400	5.00	(1)	12/20/21	55,550	(100,435)	(44,885)
Venezuela	Barclays Bank PLC	560	5.00	(1)	12/20/21	77,770	(130,715)	(52,945)
Venezuela	Barclays Bank PLC	592	5.00	(1)	12/20/21	82,211	(142,516)	(60,305)
Venezuela	Barclays Bank PLC	584	5.00	(1)	12/20/21	81,095	(149,225)	(68,130)
Venezuela	Deutsche Bank	843	5.00	(1)	12/20/21	117,067	(201,681)	(84,614)
Citigroup, Inc.	Bank of America	490	1.00	(1)	9/20/20	48,286	(26,012)	22,274
Citigroup, Inc.	JPMorgan Chase Bank	490	1.00	(1)	9/20/20	48,286	(27,532)	20,754
OAO Gazprom	Deutsche Bank	100	1.00	(1)	9/20/20	13,490	(10,360)	3,130

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	920	1.00	%(1)	6/20/17	$77,035	$(47,278)	$29,757
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	6/20/17	(105,658)	173,008	67,350

							$5,002,611	$(3,233,090)	$1,769,521

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $24,165,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $5,831,077. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,957,411 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $12,504,231, with the highest amount from any one counterparty being $1,936,386. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $4,566,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$27,491	$125,832	$—	$—
Receivable for open forward foreign currency exchange contracts	—	—	3,254,162	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	5,230,910	—	—	5,961,149	—

Total Asset Derivatives	$5,230,910	$27,491	$3,379,994	$5,961,149	$—

Net unrealized depreciation*	$—	$—	$—	$(177,956)	$(130,733)
Payable for open forward foreign currency exchange contracts	—	—	(2,834,223)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(190,127)	—	—	(958,795)	—

Total Liability Derivatives	$(190,127)	$—	$(2,834,223)	$(1,136,751)	$(130,733)

*  Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$—	$(41,700)
Futures contracts	—	—	—	376,761	131,488
Swap contracts	(125,180)	—	—	1,278,571	—
Forward commodity contracts	—	—	—	—	(414,003)
Foreign currency and forward foreign currency exchange contract transactions	—	—	4,832,168	—	—

Total	$(125,180)	$—	$4,832,168	$1,655,332	$(324,215)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(188,038)	$(185,877)	$—	$40,020
Futures contracts	—		—	96,486	(183,658)
Swap contracts	779,467	—	—	(337,036)	—
Forward commodity contracts	—	—	—	—	705,490
Foreign currency and forward foreign currency exchange contracts	—	—	609,866	—	—

Total	$779,467	$(188,038)	$423,989	$(240,550)	$561,852

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $39,980,000, $4,475,000, $604,953,000 and $370,607,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six month ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $13,570,000, 28,650,000 contracts and 1 contract, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$605,841,970	$—	$605,841,970
Mortgage Pass-Throughs	—	11,883,092	—	11,883,092
U.S. Government Agency Obligations	—	3,432,731	—	3,432,731
Precious Metals	7,496,958	—	—	7,496,958
Currency Options Purchased	—	125,832	—	125,832
Put Options Purchased	—	27,491	—	27,491
Short-Term Investments —
Foreign Government Securities	—	97,931,137	—	97,931,137
U.S. Treasury Obligations	—	14,402,328	—	14,402,328
Repurchase Agreements	—	25,105,192	—	25,105,192
Other	—	29,160,579	—	29,160,579

Total Investments	$7,496,958	$787,910,352	$—	$795,407,310

Forward Foreign Currency Exchange Contracts	$—	$3,254,162	$—	$3,254,162
Swap Contracts	—	11,192,059	—	11,192,059

Total	$7,496,958	$802,356,573	$—	$809,853,531

Liability Description

Securities Sold Short	$—	$(25,043,495)	$—	$(25,043,495)
Forward Foreign Currency Exchange Contracts	—	(2,834,223)	—	(2,834,223)
Swap Contracts	—	(1,148,922)	—	(1,148,922)
Futures Contracts	(308,689)	—	—	(308,689)

Total	$(308,689)	$(29,026,640)	$—	$(29,335,329)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012 the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board noted that EVM had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-6/12	EMISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 13, 2012

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: June 13, 2012